Investment properties (Tables)	12 Months Ended
Jun. 30, 2026
Investment properties
Schedule of changes in investment properties classified by fair value hierarchy
	06.30.2026		06.30.2025
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of year	1,306,964	1,903,679	2,024,329	1,234,604
Additions	76,891	21,426	35,983	63,525
Disposals	(2,544)	-	(12,138)	(24)
Transfers	(52,432)	(657)	(148,425)	(5,107)
Net (loss) / gain from fair value adjustment	(75,722)	265,961	(585,385)	610,859
Additions of capitalized leasing costs	282	198	87	156
Amortization of capitalized leasing costs (i)	(193)	(326)	(175)	(334)
Currency translation adjustment	3,627	-	(7,312)	-
Balance incorporated by business combination (ii)	-	22,320	-	-
Fair value at the end of the year	1,256,873	2,212,601	1,306,964	1,903,679

Schedule of balance by type of investment property
	06.30.2026	06.30.2025
Leased out farmland	114,619	98,833
Offices and other rental properties	330,404	368,791
Shopping malls (i)	2,243,415	1,922,735
Undeveloped parcels of land	774,721	816,801
Properties under development	886	868
Others	5,429	2,615
Total	3,469,474	3,210,643

Schedule of restricted to secure trade and other payables
	06.30.2026	06.30.2025
Córdoba Shopping (i)	44,615	26,034
Total	44,615	26,034

Schedule of amount recognized in the statements of ncome
	06.30.2026	06.30.2025	06.30.2024
Revenues	558,777	542,665	506,580
Direct operating expenses	(186,021)	(175,801)	(154,694)
Development expenses	(11,490)	(19,852)	(2,468)
Net unrealized gain / (loss) from fair value adjustment of investment property (i)	189,723	21,265	(696,799)
Net realized gain from fair value adjustment of investment property (ii)	516	4,209	47,595

Schedule of fair value measurements of investment properties
				06.30.2026 (i)		06.30.2025 (i)		06.30.2024 (i)
Description	Valuation technique	Parameters	Range fiscal year 2026 / 2025 / 2024	Increase	Decrease	Increase	Decrease	Increase	Decrease

		Discount cash flows rate	10.36% / 11.08% / 15.40%	(43,314)	46,231	(38,447)	40,958	(28,227)	29,965
		Terminal value discount rate	9.89% / 10.63% / 14.11%	(199,142)	270,528	(150,130)	199,373	(57,014)	70,812
Shopping Malls (Level 3)	Discounted cash flows	Perpetual growth rate	2.4% / 2.4% / 2.4%	172,594	(131,913)	123,669	(96,858)	38,868	(32,750)
		Inflation	(*)	62,537	(61,299)	117,901	(110,544)	61,889	(59,455)
		Devaluation	(*)	(199,116)	243,365	(173,062)	211,520	(112,235)	123,458